RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 2) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company		$ (4,731,049)	$ (3,309,673)	[1]
Less: loss attributable to non-controlling interest				[1]
Net loss		(4,731,049)	(3,309,673)	[1]
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense		61,412	64,264	[1]
Amortization expense		43,907	3,583	[1]
Equity based compensation charge		144,000	288,000	[1]
Shares issued for services		2,032,275	658,577	[1]
Other foreign currency movements			13,436
Changes in Assets and Liabilities
Accounts receivable		162,132	(226,161)	[1]
Inventory		45,742	(21,581)	[1]
Recoverable IVA taxes and credits		64,117	(246,697)	[1]
Prepayments		227,864	2,014
Other assets		1,865	(5,520)	[1]
Accounts payable and accrued expenses		282,115	(64,129)	[1]
IVA and other taxes payable		(25,936)	183,689	[1]
Advances from customers		130,147	(1,106)	[1]
Interest accruals		53,498	3,320	[1]
CASH USED IN OPERATING ACTIVITIES		(1,929,453)	(2,675,448)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(453)	(4,779)	[1]
Intangible assets			(215,000)	[1]
NET CASH USED IN INVESTING ACTIVITIES		(2,000)	(219,779)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued		375,000	2,990,000	[1]
Proceeds from loans payable		370,000	685,001	[1]
NET CASH PROVIDED BY FINANCING ACTIVITIES		822,000	3,286,301	[1]
Effect of exchange rate changes on cash and cash equivalents		323,580	253,821	[1]
NET INCREASE IN CASH		(785,873)	658,331	[1]
CASH AT BEGINNING OF PERIOD	[1]	832,159	173,828
CASH AT END OF PERIOD		46,286	832,159	[1]
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes				[1]
Cash paid for interest				[1]
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity			2,909,423	[1]
As Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss
QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company			(3,309,673)
Less: loss attributable to non-controlling interest
Net loss			(3,309,673)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense			64,264
Amortization expense			3,583
Equity based compensation charge			288,000
Shares issued for services			658,577
Other foreign currency movements			13,436
Changes in Assets and Liabilities
Accounts receivable			(226,161)
Inventory			(21,581)
Recoverable IVA taxes and credits			(246,697)
Prepayments			(2,014)
Other assets			(5,520)
Accounts payable and accrued expenses			(64,129)
IVA and other taxes payable			183,689
Advances from customers			(1,106)
Interest accruals			3,320
CASH USED IN OPERATING ACTIVITIES			(2,662,012)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(4,779)
Intangible assets			(215,000)
NET CASH USED IN INVESTING ACTIVITIES			(219,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued			2,990,000
Share issue expenses			(388,700)
Proceeds from loans payable			685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES			3,286,301
Effect of exchange rate changes on cash and cash equivalents			253,821
NET INCREASE IN CASH			658,331
CASH AT BEGINNING OF PERIOD		832,159	173,828
CASH AT END OF PERIOD			832,159
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity			2,909,423
QPAGOS Corporation - Parent Company [Member] | As Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company			(2,499,774)
Less: loss attributable to non-controlling interest
Net loss			(2,499,774)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]		34,227
Amortization expense			3,583
Equity based compensation charge	[3]		121,285
Shares issued for services
Other foreign currency movements
Changes in Assets and Liabilities
Accounts receivable			(226,161)
Inventory			(21,581)
Recoverable IVA taxes and credits			(246,697)
Prepayments			(2,014)
Other assets			(5,520)
Accounts payable and accrued expenses			(64,129)
IVA and other taxes payable			183,689
Advances from customers			(1,106)
Interest accruals			3,320
CASH USED IN OPERATING ACTIVITIES			(2,675,448)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(4,779)
Intangible assets			(215,000)
NET CASH USED IN INVESTING ACTIVITIES			(219,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued			2,990,000
Share issue expenses			(388,700)
Proceeds from loans payable			685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES			3,286,301
Effect of exchange rate changes on cash and cash equivalents			267,257
NET INCREASE IN CASH			658,331
CASH AT BEGINNING OF PERIOD		832,159	173,828
CASH AT END OF PERIOD			832,159
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity			2,909,423
QPAGOS Corporation - Parent Company [Member] | Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company			(809,899)
Less: loss attributable to non-controlling interest
Net loss			(809,899)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	[2]		30,037
Equity based compensation charge	[3]		779,862
Shares issued for services			658,577
Other foreign currency movements			13,436
Changes in Assets and Liabilities
CASH USED IN OPERATING ACTIVITIES			13,436
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents			(13,436)
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.
[3]	To correct an error in the period in which the payment of equity based compensation to Officers of the Company and certain consultants was recorded. The Company initially charged the fair value equity compensation of the Company's common shares issued to Officers and consultants as a reduction in the accumulated deficit as of January 1, 2014. The common shares were issued pursuant to agreements executed in 2015. The correction reclassifies the equity based compensation expense to the year ended December 31, 2015.